Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of reconciliation between the "theoretical" tax expense
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	(782)	(1,347)	2,986

Theoretical tax expense (benefit)	(180)	(310)	687
Expenses (income) not recognized for tax purposes	(79)	55	(201)
Temporary differences in the reported year for which no deferred taxes were recognized	1	(1)	(633)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	258	256	147

Tax benefit	-	-	-